FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$836	$836
Accounts and other receivable, net (current and non-current)	—	—	2,983	2,983
Other assets (current and non-current) (1)	—	—	513	513
Financial assets (current and non-current) (2)	16	260	360	636
Total	$16	$260	$4,692	$4,968
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$5	$113	$4,289	$4,407
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	13,171	13,171
Exchangeable and class B shares (4)	—	—	1,257	1,257
Total	$5	$113	$18,717	$18,835
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $894 million.
(2)FVOCI includes $260 million of derivative assets and $113 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,986 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$736	$736
Accounts and other receivable, net (current and non-current)	—	—	3,191	3,191
Other assets (current and non-current) (1)	—	—	435	435
Financial assets (current and non-current) (2)	20	208	269	497
Total (3)	$20	$208	$4,631	$4,859
Financial liabilities
Accounts payable and other (2) (3)	$3	$70	$4,684	$4,757
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	12,913	12,913
Exchangeable and class B shares (4)	—	—	1,237	1,237
Total	$3	$70	$18,834	$18,907
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $1,031 million.
(2)FVOCI includes $208 million of derivative assets and $70 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,882 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Restricted cash	$45	$44
Derivative assets	38	34
Loans and notes receivable	32	2
Total current	$115	$80
Non-current
Restricted cash	$218	$215
Derivative assets	222	180
Loans and notes receivable	65	8
Other financial assets	16	14
Total non-current	$521	$417

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current, net	$2,016	$2,303
Non-current, net
Accounts receivable	120	137
Retainer on customer contract	84	70
Billing rights	763	681
Total non-current, net	$967	$888
Total	$2,983	$3,191
The aggregate fair values of the company’s derivative financial instruments are as follows:

	June 30, 2023		December 31, 2022
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$35	$(111)	$39	$(59)
Cross currency swaps	—	(7)	14	(12)
Interest rate derivatives	225	—	161	—
Total	$260	$(118)	$214	$(71)
Total current	$38	$(36)	$34	$(26)
Total non-current	$222	$(82)	$180	$(45)